GENERAL	12 Months Ended
Dec. 31, 2016
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

NICE Ltd. and its subsidiaries (the "Company") is a leading global software provider in omnichannel analytics and cloud solutions for the Customer Engagement and Financial Crime & Compliance markets.

The Company’s mission is to empower organizations to make smart business decisions through deep human understanding.

The Company provides software solutions that help organizations understand their customers and employees and predict their intentions and their needs to create exceptional customer experiences, understand their workforce to drive greater efficiency and identify suspicious behavior to prevent financial crime and non-compliant activities.

The Company does this by providing customer engagement platforms, capturing interactions and transactions across multiple channels and sources and applying analytics to this data to provide real-time insight and uncover intent. The Company helps its customers improve their service and security by applying machine learning to cross-industry data and offering customers collective insights. The Company’s solutions allow organizations to operationalize this insight and embed it within their workflows and daily business processes.

b.	Acquisitions:

1)	Acquisition of inContact:

On November 14, 2016, the Company completed the acquisition of all of the outstanding shares of inContact, Inc. ("inContact"), a leading provider of cloud contact center software and agent optimization tools, for a total consideration of $1,050,054. The acquisition will enable the Company to offer a fully integrated and complete cloud contact center where companies can interact with customers. The acquisition purpose is to provide the industry a fully integrated and complete cloud contact center solution suite.

Upon acquisition, inContact became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table summarizes the components of the purchase consideration transferred:

Cash (*)	1,039,028
Assumed options and restricted shares (**)	11,026
Total purchase consideration	1,050,054

(*) Includes cash consideration for  the redemption of inContact’s convertible bonds in an amount of $139,438 and for inContact's outstanding vested options and restricted shares as of acquisition date which were cancelled and converted into an amount of $25,366 in cash.

(**)  Pursuant to the merger agreement, all outstanding unvested inContact RSUs, options and restricted shares were cancelled and replaced with RSUs with ADSs to be received upon settlement, options to acquire ADSs and restricted ADSs, respectively with the same terms and conditions. Of the total estimated fair value of the replacement award, a portion was allocated to the purchase consideration and the remainder was allocated to future services and will be expensed over the remaining service period on an accelerated basis as a share-based compensation. The fair value of replacement award was determined using a Black-Scholes-Merton valuation model with thefollowing assumptions: expected life of 12-74 months, risk-free interest rate of 0.58%-1.22%, expected volatility of 50.94%-62.31% and no dividend yield.

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash	$37,136
Short term investments	26,714
Trade receivables	40,667
Other receivables and prepaid expenses	10,235
Property and equipment	28,554
Identified intangibles	538,000
Goodwill	559,372
Total assets acquired	1,240,678

Trade payables	(16,337)
Accrued expenses and other liabilities	(22,802)
Deferred revenue	(3,967)
Deferred tax liabilities, net	(147,518)
Total liabilities assumed	(190,624)

Net assets acquired	$1,050,054

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful life (in years)

Trademarks	$36,400	2-8
Technology	353,700	4-8
Customer relationships	147,900	5-7

Total	$538,000

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and inContact's respective products and services. The goodwill is not deductible for income tax purposes.

inContact Inc. constituted  approximately 4.2% of the Company’s consolidated total assets as of December 31, 2016, and 1.2% attributed to the period from the date of acquisition of the Company’s consolidated net income (excluding amortization of related acquired intangible assets) for the year then ended,.

The following table presents the unaudited pro forma financial information for the years ended December 31, 2016 and 2015, as if the acquisition occurred on January 1, 2015:

	Year ended December 31
	2016	2015

Revenue	$1,237,329	$1,142,018
Net income	$31,195	$139,123

The unaudited pro forma financial information for the years ended December 31, 2016 and 2015 has been calculated after adjusting the Company’s results and those of inContact to reflect the business combination accounting effects resulting from this acquisition as if the acquisition occurred as of January 1, 2015, including: (i) acquisition related transaction costs; (ii) amortization expense from acquired intangible assets; (iii) post acquisition share-based compensation expense; (iv) debt financing costs incurred for the issuance of a loan received as part of the acquisition financing; and (v) the associated tax effect of these unaudited pro forma adjustments. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of 2015.

The fair value of assets acquired and liabilities assumed from the acquisition of inContact was based on a preliminary valuation and the Company's estimates and assumptions are subject to changes within the measurement period. In accordance with ASU 2015-16, measurement period adjustments determined to be material will be recognized in the period in which the Company determines the amounts, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date.

2)	Acquisition of Nexidia:

On March 22, 2016, the Company completed the acquisition of Nexidia Inc. ("Nexidia"), a provider of advanced customer analytics. The Company acquired Nexidia for a total consideration of $135,150. The acquisition of Nexidia will allow the Company to offer a combined offering, featuring analytics capabilities with accuracy, scalability and performance, enabling organizations to expand their analytics usage in critical business use cases.

Upon acquisition, Nexidia became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table summarizes the components of the purchase consideration transferred:

Cash	$134,501
Assumed options	649
Total Purchase consideration	$135,150

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash (net of loan payoff amount)	$1,879
Trade receivables	8,300
Other receivables and prepaid expenses	4,892
Property and equipment	2,774
Identified intangibles	63,400
Goodwill	75,647

Total assets acquired	156,892

Trade payables	(1,556)
Accrued expenses and other liabilities	(6,371)
Deferred revenue	(9,341)
Deferred tax liabilities, net	(4,474)

Total liabilities assumed	(21,742)

Net assets acquired	$135,150

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful lives (in years)

Trademarks	$7,500	12
Technology	17,400	5
Customer backlog	10,900	1
Customer relationships	27,600	6

Total intangible assets	$63,400

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Nexidia's respective products and services. The goodwill is not deductible for income tax purposes.

The results of Nexidia operations have been included in the consolidated statements of income since March 22, 2016. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statements of income.

3)	Acquisition of VPI:

On March 11, 2016, the Company completed the acquisition of Voiceprint International, Inc. ("VPI"), a provider of workforce optimization software and services for enterprises, contact centers, first responders and trading floors. The Company acquired VPI for total consideration of $21,720 in cash.

Upon acquisition, VPI became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date. The Company recorded customer relationships and goodwill in amount of $8,500 and $16,873, respectively. The estimated useful life of the customer relationships is 6 years.

Goodwill generated from this business combination is attributed to synergies between the Company's and VPI's respective products and services. The goodwill is not deductible for income tax purposes.

The results of VPI operations have been included in the consolidated financial statements since March 11, 2016. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company`s consolidated statement of income.

4)	Acquisitions related costs:

During 2016 acquisition related costs amounted to $9,348 and were included in general and administrative expenses. During 2015 and 2014, the Company did not record any acquisition related costs.

c.	Discontinued operations

During 2015, the Company divested its Physical Security as well as its Cyber and Intelligence operations, which were a major part of the Security Solutions segment, to allow it to focus on its core markets as part of the execution of its long-term strategy.

In July 2015 the Company completed the sale of the Cyber and Intelligence operation to Elbit Systems for a total consideration of $151,583, comprised of $111,583 in cash and $40,000 earn out based on future business performance.

The Cyber and Intelligence operation offers solutions which provide law enforcement agencies, intelligence organizations and signal intelligence agencies with tools for generating intelligence from communications. The sale resulted in a capital gain of $101,847, which was presented as part of the net income on discontinued operations in the consolidated statements of income for the year ended December 31, 2015.

On September 18, 2015, the Company completed the sale of the Physical Security operation to Battery Ventures for a total consideration of  $92,475, comprised of $74,551 in cash, note receivable of $2,924 and up to $15,000 earn out based on future business performance. The Physical Security operation provides video surveillance technologies and capabilities to security-aware organizations.

The sale resulted in a gain of $45,487, which was presented as part of the net income on discontinued operations in the consolidated statements of income for the year ended December 31, 2015. The carrying amount used in determining the gain on disposal of the operations included goodwill in the amount of $35,554. The amount of goodwill that was included in that carrying amount was based on the relative fair values of the disposed operations and the portion of the operation that was retained within the segment.

Following the divestiture of one of the discontinued operations, the buyer made certain demands and allegations, claiming indemnification pursuant to the sale agreement with the Company. The Company denied all demands and allegations made by the buyer. During 2016, the parties reached a settlement agreement which resulted in a reduction of the gain on disposal of discontinued operations recorded in discontinued operations. Refer to Note 11c for further details.

Following the sale, Physical Security's and Intelligence's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting gain from sales. All prior periods’ comparable results of operation, assets and liabilities have been retroactively included in discontinued operations.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below:

	Year ended December 31,
	2016	(*) 2015	2014

Revenue	$-	$68,672	$139,644
Cost of sales	-	26,956	72,073
Operating expenses	850	36,307	62,041

Operating income (Loss)	(850)	5,409	5,530
Other income (expenses), net	1,763	(284)	(565)
Gain (loss) on disposal of the discontinued operations	(9,148)	147,334	-

Income (loss) before taxes on income	(8,235)	152,459	4,965
Taxes on income (tax benefit)	(2,086)	34,206	2,040

Net income (loss) on discontinued operations	$(6,149)	$118,253	$2,925

(*)    Represent the results of the discontinued operations until their disposal.

Depreciation expense totaled $0, $724 and $1,058 for the years 2016, 2015 and 2014, respectively.

Amortization expense totaled $0, $4,362 and $1,804 for the years 2016, 2015 and 2014, respectively.

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2016	2015

Trade receivables	-	5,224
Prepaid expenses and other current assets	3,734	3,893
Other classes of assets	-	25

Total assets of discontinued operations	3,734	9,142

Accrued expenses and other liabilities	3,077	12,698
Other classes of liabilities	-	2,455

Total liabilities of discontinued operations	3,077	15,153